American Funds Insurance Series®

Global Bond FundSM

Summary Prospectus Supplement

October 31, 2014

(for Class 1 shares summary prospectus, Class 2 shares summary prospectus and Class 4 shares summary prospectus dated May 1, 2014)

Effective November 7, 2014, the information under the heading “Portfolio managers” in the “Management” section of the summary prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager for Series/Title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David A. Daigle	Less than 1 year	Senior Vice President – Capital Fixed Income Investors
Mark H. Dalzell	8 years	Senior Vice President – Capital Fixed Income Investors
Thomas H. Høgh	8 years	Senior Vice President – Capital Fixed Income Investors
Robert H. Neithart	1 year	Senior Vice President – Capital Fixed Income Investors

Keep this supplement with your summary prospectus.

Lit. No. INAFBS-026-1014O CGD/8024-S45741